Income Taxes - Schedule of Reconciliation of Effective Income Tax Rates (Details) (Zhongdehui (SZ) Development Co., Ltd) - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit (loss) before tax	$ (423,287)	$ 83,868			$ 539,208	$ (323,211)	$ (32,829)
Tax expense calculated at statutory tax rate	(105,822)	20,967			134,802	(80,803)	(8,207)
Total income taxes	$ (9,866)	$ 47,866			$ 165,268	$ (43,930)
Zhongdehui (SZ) Development Co., Limited [Member]
Profit (loss) before tax			$ 103,054	$ (226,590)
Tax expense calculated at statutory tax rate			25,764	(56,648)
Expense not deductible for tax			22,751
Total income taxes			$ 48,515	$ (56,648)